Revenue (Tables)	6 Months Ended
Jul. 31, 2018
Revenue [abstract]
Disclosure of detailed information about revenue

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
		(Adjusted*)		(Adjusted*)
Analysis of revenue by category	£000s	£000s	£000s	£000s
Licensing agreements	37,958	4,750	41,586	6,478
Research collaboration agreement	—	—	246	—
	37,958	4,750	41,832	6,478